10-K Summary of Significant Accounting Policies - Property and Equipment (Details)	Dec. 31, 2022
Computer
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Office equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Office equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	7 years
Machinery
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life (in years)	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life (in years)	5 years